CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (60,430)	$ 110,305	$ 403,780	$ (35,388)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investments held in the Trust Account	(480,824)	(417,728)	(2,775,291)
Changes in operating assets and liabilities:
Prepaid expenses	(57,335)	(81,073)	(7,208)
Accounts payable and accrued expenses	466,334	340,070	1,035,391	31,153
Income taxes payable	90,473		524,562
Net cash flows used in operating activities	(41,782)	(48,426)	(818,766)	(4,235)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash withdrawn from Trust Account for payment to redeeming stockholders			35,995,728
Investment of cash in Trust Account			(180,000)
Cash deposited in Trust Account	(120,000)	(70,207,500)	(70,207,500)
Withdrawal of interest from Trust Account			561,957
Net cash flows used in investing activities	(120,000)	(70,207,500)	(33,829,815)
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of common stock			(35,995,728)
Proceeds from Initial Public Offering, net of underwriters' fees	0	59,670,000	59,670,000
Proceeds from note payable - related party	135,000	0
Payment of offering costs	0	(1,447,273)	(1,447,273)	(683,021)
Net cash flows provided by financing activities	150,000	70,480,227	34,539,499	123,979
NET CHANGE IN CASH	(11,782)	224,301	(109,082)	119,744
CASH, BEGINNING OF PERIOD	15,419	124,501	124,501	4,757
CASH, END OF PERIOD	3,637	348,802	15,419	124,501
Supplemental disclosures of cash flow information
Income taxes			16,249
Supplemental disclosure of noncash investing and financing activities
Excise tax payable	359,957		359,957
Deferred underwriters' discount payable charged to additional paid-in capital	0	2,070,000	2,070,000
Deferred offering costs included in accrued offering costs				12,362
Over-Allotment Option [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from over-allotment option	0	9,157,500	9,157,500
Private Placement [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from private placement	0	4,300,000	4,300,000
Sponsor [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from note payable - related party			0	800,000
Repayments to note payable - Sponsor	0	(1,200,000)	(1,200,000)
Affiliated Entity [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from affiliate	$ 15,000	$ 0	395,000	17,000
Repayments to affiliate			$ (340,000)	$ (10,000)